UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Communications Fund

	Shares	Value ($)
Common Stocks 89.4%
Communications Equipment 6.8%
QUALCOMM, Inc.	60,000	4,081,200
Spirent Communications PLC	620,000	1,590,891
Telefonaktiebolaget LM Ericsson "B" (a)	200,000	2,068,635

		7,740,726
Computers & Peripherals 4.2%
Apple, Inc.*	8,000	4,795,760
Media 15.6%
Comcast Corp. "A"	360,000	10,803,600
Kabel Deutschland Holding AG*	20,000	1,234,665
Liberty Global, Inc. "A"*	30,000	1,502,400
Time Warner Cable, Inc.	50,000	4,075,000

		17,615,665
National Carriers 36.9%
AT&T, Inc.	300,000	9,369,000
BCE, Inc. (a)	40,000	1,601,684
Belgacom	20,000	642,802
BT Group PLC	1,400,000	5,062,928
CenturyLink, Inc.	75,000	2,898,750
Deutsche Telekom AG (Registered)	235,000	2,829,565
Koninklijke (Royal) KPN NV (a)	120,000	1,319,357
Singapore Telecommunications Ltd.	500,000	1,247,954
Swisscom AG (Registered) (a)	300	121,324
Tele2 AB "B" (a)	200,000	4,085,584
Telecom Italia SpA (RSP)	300,000	294,745
Telefonica SA	150,000	2,460,698
Telekom Austria AG	50,000	582,805
Telenor ASA	50,000	926,996
Verizon Communications, Inc.	220,000	8,410,600

		41,854,792
Semiconductors 1.3%
ARM Holdings PLC	150,000	1,415,955
Wireless Services 24.6%
America Movil SAB de CV "L" (ADR)	40,000	993,200
American Tower Corp. (REIT)	50,000	3,151,000
Crown Castle International Corp.*	60,000	3,200,400
Freenet AG	50,000	809,140
MetroPCS Communications, Inc.*	30,000	270,600
Millicom International Cellular SA (SDR) (a)	10,000	1,134,245
NII Holdings, Inc.*	20,000	366,200
SBA Communications Corp. "A"*	20,000	1,016,200
SOFTBANK Corp.* (a)	40,000	1,189,843
Sprint Nextel Corp.*	700,000	1,995,000
Vodafone Group PLC	5,000,000	13,805,645

		27,931,473

Total Common Stocks (Cost $97,531,873)		101,354,371
Securities Lending Collateral 9.1%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $10,330,995)	10,330,995	10,330,995
Cash Equivalents 8.8%
Central Cash Management Fund, 0.11% (b) (Cost $10,017,391)	10,017,391	10,017,391

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $117,880,259) †	107.3	121,702,757
Other Assets and Liabilities, Net	(7.3)	(8,274,817)

Net Assets	100.0	113,427,940

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $118,432,510.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $3,270,247.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,460,204 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,189,957.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $9,939,937, which is 8.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

NASDAQ 100 E-Mini Index	USD	6/15/2012	77	4,236,155	159,621
S&P 500 E-Mini Index	USD	6/15/2012	55	3,858,938	100,238
Total unrealized appreciation					259,859

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communications Equipment	$4,081,200	$3,659,526	$—	$7,740,726
Computers & Peripherals	4,795,760	—	—	4,795,760
Media	16,381,000	1,234,665	—	17,615,665
National Carriers	22,280,034	19,574,758	—	41,854,792
Semiconductors	—	1,415,955	—	1,415,955
Wireless Services	10,992,600	16,938,873	—	27,931,473
Other Receivable**	—	—	1,319,330	1,319,330
Short-Term Investments(d)	20,348,386	—	—	20,348,386
Derivatives(e)	259,859	—	—	259,859
Total	$79,138,839	$42,823,777	$1,319,330	$123,281,946

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 other receivable for which significant unobservable inputs were used in determining value:

Other Receivable**
Balance as of December 31, 2011	$1,319,330
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2012	$1,319,330
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2012	$0

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure about significant unobservable inputs

Asset Class	Fair Value at 3/31/12	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Other Receivables**	$1,319,330	Estimated Recovery Value based on Bankruptcy Trustee Document	Estate Recovery Value, Discount for lack of marketability	11.5% 10%

**  Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty.  The fund is in the process of claiming Lehman Brothers.

Qualitative disclosure about unobservable inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s holdings in other receivables are the estimated recovery value based on the Lehman Bankruptcy Trustee document with a discount for lack of marketability.  A significant change in the estimate of the Fund’s recovery could have a material change on the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$259,859

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012